                          MFS VARIABLE INSURANCE TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                        May 1, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  MFS Variable Insurance Trust (the "Trust") (File No.  33-74668)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The file date for the Amendment is April 27, 1998 and the date of effectiveness is April 29, 1998.

         Please call the undersigned or Annamarie D'Angelo at (617) 954-5180 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn